RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	1 Months Ended				3 Months Ended				5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended	17 Months Ended	20 Months Ended	23 Months Ended			0 Months Ended		1 Months Ended		0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended
	Jul. 31, 2012	Jan. 31, 2012	Dec. 31, 2011	Nov. 30, 2011	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Mar. 31, 2013	Nov. 30, 2012	Aug. 31, 2012	Mar. 19, 2012 California Gold Corp.	Jan. 30, 2012 Related Party Notes	Dec. 31, 2011 Related Party Notes	Nov. 30, 2011 Related Party Notes	Jan. 26, 2012 GRQ Consultants	Jan. 26, 2012 Melachdavid Inc.	Aug. 30, 2012 Melachdavid Inc.	Jan. 26, 2012 Daniel Bleak	Aug. 30, 2012 Daniel Bleak	Jun. 28, 2012 Affiliated Company
Issuance of Notes Payable			$ 99,474	$ 53,500																$ 99,474	$ 53,500
Payment on note payable - related party		(1,000,000)					(152,974)				(152,974)	(152,974)	(152,974)	(152,974)	(152,974)				(152,974)
Warrants sold for cash																						1,750,000	1,750,000
Warrants issued for services																									300,000
Warrants exercise price																						$ 0.50	$ 0.50		$ 0.50
Shares sold for cash		10,029,965
Proceeds from sale of shares		4,993,965										6,511,965										500,000
Geological Review Agreement fee																		125,000
Note receivable - related party											(147,708)	(147,708)	(147,708)	(147,708)	(147,708)												133,058
Note receivable related party interest rate																											6.00%
Note receivable - related party						147,708					147,708		147,708
Interest receivable - related party						2,216					2,216		2,216
Consulting Expense					158,472	79,608	262,739	2,300	2,300	4,605	449,811	510,112	454,416	514,717	673,189											50,000
Loan for secured promissory note	147,708
Secured promissory note interest rate	6.00%
Total payment collected from affiliated company																218,218
Payment collected applied towards principal amount																147,708
Payment collected applied towards interest amount																70,510
Issuance of Common Stock shares																	302,970
Payment to the Company in disgorgement of the short-swing profits												$ 50,000		$ 50,000
Warrants exercised																								600,000
Warrant exercise, number of shares converted into																								302,970